Note 10 - Long-term Debt - Long-term Debt and Convertible Debentures (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
3.84% Senior Notes	$ 0	$ 30,000
Capital leases maturing at various dates through 2029	37,887	28,591
Long-Term Debt and Lease Obligation, Including Current Maturities	1,082,676	1,298,710
Less: current portion	13,649	41,567
Long-term debt - non-current	1,069,027	1,257,143
Private Placement 4.53% Notes [Member]
Debt instrument, carrying amount	60,000	60,000
Private Placement 5.48 Notes% [Member]
Debt instrument, carrying amount	50,000	50,000
Private Placement 5.60% Notes [Member]
Debt instrument, carrying amount	25,000	25,000
Private Placement 5.64% Notes [Member]
Debt instrument, carrying amount	50,000	50,000
Revolving Credit Facility [Member]
Debt instrument, carrying amount	$ 859,789	$ 1,055,119